Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 USD ($)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 JPY (¥)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 USD ($)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 JPY (¥)
Assets:
Marketable securities	$ 175,863,000	¥ 14,623,000,000	¥ 16,564,000,000	$ 175,863,000	¥ 14,623,000,000	¥ 16,564,000,000
Derivatives	7,865,000	654,000,000		2,153,000	179,000,000		475,000,000	5,712,000
Total assets:	183,728,000	15,277,000,000		178,016,000	14,802,000,000		475,000,000	5,712,000
Liabilities:
Derivatives			¥ 2,000,000						¥ 2,000,000